REVENUE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
REVENUE
NOTE 4 - REVENUE

NOTE 4 - REVENUE

In the business of providing technical services and solutions via a social e-commerce platform, we are committed to providing an international cloud-based intelligence system and independently developed the “YCloud” system. We aim to provide technical and auto-billing management services to micro-business online stores in China through big data analytics, machine learning mechanisms, social network recommendations, and multi-channel data analysis.

We derive our revenue from service fees charged for transactions conducted through YCloud. We receive 3.5% of the total Gross Merchandise Volume generated in the platform as a service fee through our agreement with our customers (such as Weijiafu and Hainan Changtongfu), depending on the type of service and industry. Gross Merchandise Volume, or GMV, is a term used in online retailing to indicate a total sales monetary-value for merchandise sold through a particular marketplace over a certain time frame. We generally settle the service fee with customers within the first ten days of each calendar month.

As of and for the six months period ended June 30, 2021, we generated revenues from two customers amounting $6,663,816.